Goodwill and Other Intangible Assets (Details) - Schedule of Useful Life of Intangible Assets	12 Months Ended
Dec. 31, 2023
Licenses [Member]
Schedule of Useful Life of Intangible Assets [Line Items]
Useful life	Indefinite
Amortization method	Not amortized
Customers relationship [Member]
Schedule of Useful Life of Intangible Assets [Line Items]
Useful life	Definite 10.58 years
Amortization method	Straight-line
Trade name [Member]
Schedule of Useful Life of Intangible Assets [Line Items]
Useful life	Definite 10.58 years
Amortization method	Straight-line